Capital and Other Components of Equity (Details) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of balance of capital surplus [Line Items]
Capital surplus	$ 60,538,505	$ 59,977,743
From convertible bonds
Disclosure of balance of capital surplus [Line Items]
Capital surplus	6,049,862	6,049,862
From others
Disclosure of balance of capital surplus [Line Items]
Capital surplus	1,732,552	1,171,790
From common stock
Disclosure of balance of capital surplus [Line Items]
Capital surplus	$ 52,756,091	$ 52,756,091